Property, Plants and Equipment - Schedule of Total Future Lease Payments (Detail) - USD ($) $ in Thousands	Dec. 31, 2017	Dec. 31, 2016	Jan. 01, 2016
Disclosure Of Future Minimum Lease Payments [Line Items]
Future lease payments	$ 56,922	$ 59,858	$ 64,217
Less than one year [Member]
Disclosure Of Future Minimum Lease Payments [Line Items]
Future lease payments	15,889	22,463	21,192
From One to Five Years [Member]
Disclosure Of Future Minimum Lease Payments [Line Items]
Future lease payments	27,689	24,825	30,963
Over five years [Member]
Disclosure Of Future Minimum Lease Payments [Line Items]
Future lease payments	$ 13,344	$ 12,570	$ 12,062